Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 0	$ 1,784
Less: short-term debt	0	(1,000)
Long-term debt	0	784
Revolving Line of Credit [Member]
Debt Instrument [Line Items]
Total debt	0	1,000
Paycheck Protection Program loan [Member]
Debt Instrument [Line Items]
Total debt	$ 0	$ 784